Intangible Assets (Tables)	12 Months Ended
Apr. 30, 2025
Intangible Assets [Abstract]
Schedule of Intangible Assets

The components of intangible assets as of April 30, 2024 and 2025 are as follows:

	April 30, 2024	April 30, 2025
	JPY	JPY	USD
Intangible assets subject to amortization
Software*	-	11,800,000	82,731
Accumulated amortization	-	(1,180,000)	(8,273)
Net Carrying Amount	-	10,620,000	74,458

*	During the current fiscal year, the Company purchased software with an original purchase price of JPY31,800,000 (USD222,954). In connection with the acquisition, the Company received a government grant of JPY20,000,000 (USD140,223) in cash in the same period. The grant related to assets of JPY20,000,000 (USD140,223) was offset against the gross acquisition cost of the intangible assets of JPY31,800,000 (USD222,954), resulting in the net acquisition cost of JPY11,800,000 (USD82,731) under the cost accumulation approach.

Schedule of Amortization Expense for Intangible Assets

The estimated amortization expense for intangible assets for the next five years and thereafter is as follows:

	JPY	USD
Years ending April 30,
2026	2,360,000	16,546
2027	2,360,000	16,546
2028	2,360,000	16,546
2029	2,360,000	16,546
2030	1,180,000	8,274
Thereafter	-	-
Total	10,620,000	74,458